Cover	Jun. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2021
Entity Registrant Name	WEX INC.
Entity Central Index Key	0001309108
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32426
Entity Tax Identification Number	01-0526993
Entity Address, Address Line One	1 Hancock Street
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	207
Local Phone Number	773-8171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false